Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Total cost of revenue	$ 652,260	$ 144,215	$ 655,499	$ 260,134
Cost of inventory [Member]
Total cost of revenue	516,443	76,196	407,334	101,978
Freight And Shipping [Member]
Total cost of revenue	160	2,530	9,321	14,494
Consulting and advisory - related party [Member]
Total cost of revenue	4,000	4,200	19,400	30,100
Royalty and sales commission - related party [Member]
Total cost of revenue	91,290	43,146	81,917	47,304
Rent expense [Member]
Total cost of revenue	$ 40,367	$ 18,143	$ 137,527	$ 66,258